Note 13 - Restructured Debt Liability - Long-term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructured debt liability - contingent milestone payments	$ 15,000	$ 15,000	$ 15,000
Deerfield Loan [Member]
Restructured debt liability - contingent milestone payments	$ 15,000	$ 15,000	$ 15,000